Basis of Presentation and General Information, Subsidiaries in Consolidation - 6K (Details)		6 Months Ended		12 Months Ended
		Jun. 30, 2016		Dec. 31, 2015
Subsidiaries in Consolidation [Abstract]
Country of incorporation		Republic of the Marshall Islands		Republic of the Marshall Islands
Date of incorporation		Jan. 04, 2008		Jan. 04, 2008
Seanergy Management Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[1],[2]	Marshall Islands		Marshall Islands
Date of incorporation	[1],[2]	May 09, 2008		May 09, 2008
Seanergy Shipmanagement Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[1],[2]	Marshall Islands		Marshall Islands
Date of incorporation	[1],[2]	Sep. 16, 2014		Sep. 16, 2014
Sea Glorius Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]	Marshall Islands		Marshall Islands
Date of incorporation	[2]	Sep. 16, 2014		Sep. 16, 2014
Vessel name		Gloriuship		Gloriuship
Date of delivery		Nov. 03, 2015		Nov. 03, 2015
Financed by		HSH Nordbank AG		HSH Nordbank AG
Sea Genius Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]	Marshall Islands		Marshall Islands
Date of incorporation	[2]	Sep. 16, 2014		Sep. 16, 2014
Vessel name		Geniuship		Geniuship
Date of delivery		Oct. 13, 2015		Oct. 13, 2015
Financed by		HSH Nordbank AG		HSH Nordbank AG
Leader Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]	Marshall Islands		Marshall Islands
Date of incorporation	[2]	Jan. 15, 2015		Jan. 15, 2015
Vessel name		Leadership		Leadership
Date of delivery		Mar. 19, 2015		Mar. 19, 2015
Financed by		Alpha Bank A.E.		Alpha Bank A.E.
Premier Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]	Marshall Islands		Marshall Islands
Date of incorporation	[2]	Jul. 09, 2015		Jul. 09, 2015
Vessel name		Premiership		Premiership
Date of delivery		Sep. 11, 2015		Sep. 11, 2015
Financed by		UniCredit Bank AG		UniCredit Bank AG
Gladiator Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]	Marshall Islands		Marshall Islands
Date of incorporation	[2]	Jul. 09, 2015		Jul. 09, 2015
Vessel name		Gladiatorship		Gladiatorship
Date of delivery		Sep. 29, 2015		Sep. 29, 2015
Financed by		UniCredit Bank AG		UniCredit Bank AG
Guardian Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]	Marshall Islands		Marshall Islands
Date of incorporation	[2]	Jul. 09, 2015		Jul. 09, 2015
Vessel name		Guardianship		Guardianship
Date of delivery		Oct. 21, 2015		Oct. 21, 2015
Financed by		UniCredit Bank AG		UniCredit Bank AG
Champion Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]	Liberia		Liberia
Date of incorporation	[2]	Aug. 06, 2015		Aug. 06, 2015
Vessel name		Championship		Championship
Date of delivery		Dec. 07, 2015		Dec. 07, 2015
Financed by		Natixis		Natixis
Squire Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]	Liberia		Liberia
Date of incorporation	[2]	Aug. 06, 2015		Aug. 06, 2015
Vessel name		Squireship		Squireship
Date of delivery		Nov. 10, 2015		Nov. 10, 2015
Financed by		Alpha Bank A.E.		Alpha Bank A.E.
Pembroke Chartering Services Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[3]	Malta		Malta
Date of incorporation	[3]	Dec. 02, 2015		Dec. 02, 2015
Amazons Management Inc. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]	Marshall Islands		Marshall Islands
Date of incorporation	[2]	Apr. 21, 2008		Apr. 21, 2008
Vessel name		Davakis G.		Davakis G.
Date of delivery		Aug. 28, 2008		Aug. 28, 2008
Date of sale/disposal		Mar. 06, 2014		Mar. 06, 2014
Financed by		Piraeus Bank		Piraeus Bank
Lagoon Shipholding Ltd. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]	Marshall Islands		Marshall Islands
Date of incorporation	[2]	Apr. 21, 2008		Apr. 21, 2008
Vessel name		Delos Ranger		Delos Ranger
Date of delivery		Aug. 28, 2008		Aug. 28, 2008
Date of sale/disposal		Mar. 11, 2014		Mar. 11, 2014
Financed by		Piraeus Bank		Piraeus Bank
Cynthera Navigation Ltd. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]	Marshall Islands		Marshall Islands
Date of incorporation	[2]	Mar. 18, 2008		Mar. 18, 2008
Vessel name		African Oryx		African Oryx
Date of delivery		Aug. 28, 2008		Aug. 28, 2008
Date of sale/disposal		Apr. 10, 2013		Apr. 10, 2013
Financed by		Piraeus Bank		Piraeus Bank
Martinique International Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]	British Virgin Islands		British Virgin Islands
Date of incorporation	[2]	May 14, 2008		May 14, 2008
Vessel name		Bremen Max		Bremen Max
Date of delivery		Sep. 11, 2008		Sep. 11, 2008
Date of sale/disposal		Mar. 07, 2014		Mar. 07, 2014
Financed by		Piraeus Bank		Piraeus Bank
Harbour Business International Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]	British Virgin Islands		British Virgin Islands
Date of incorporation	[2]	Apr. 01, 2008		Apr. 01, 2008
Vessel name		Hamburg Max		Hamburg Max
Date of delivery		Sep. 25, 2008		Sep. 25, 2008
Date of sale/disposal		Mar. 10, 2014		Mar. 10, 2014
Financed by		Piraeus Bank		Piraeus Bank
Waldeck Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]	Marshall Islands		Marshall Islands
Date of incorporation	[2]	Apr. 21, 2008		Apr. 21, 2008
Vessel name		African Zebra		African Zebra
Date of delivery		Sep. 25, 2008		Sep. 25, 2008
Date of sale/disposal		Feb. 15, 2012		Feb. 15, 2012
Financed by		Piraeus Bank		Piraeus Bank
Maritime Capital Shipping Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]	Bermuda		Bermuda
Date of incorporation	[2]	Apr. 30, 2007		Apr. 30, 2007
Maritime Capital Shipping (HK) Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[1]	Hong Kong		Hong Kong
Date of incorporation	[1]	Jun. 16, 2006		Jun. 16, 2006
Maritime Glory Shipping Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		British Virgin Islands	[4]	British Virgin Islands	[5]
Date of incorporation		Apr. 08, 2008	[4]	Apr. 08, 2008	[5]
Vessel name		Clipper Glory		Clipper Glory
Date of delivery		May 21, 2010		May 21, 2010
Date of sale/disposal		Dec. 04, 2012		Dec. 04, 2012
Financed by		HSBC		HSBC
Maritime Grace Shipping Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		British Virgin Islands	[4]	British Virgin Islands	[5]
Date of incorporation		Apr. 08, 2008	[4]	Apr. 08, 2008	[5]
Vessel name		Clipper Grace		Clipper Grace
Date of delivery		May 21, 2010		May 21, 2010
Date of sale/disposal		Oct. 15, 2012		Oct. 15, 2012
Financed by		HSBC		HSBC
Atlantic Grace Shipping Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[6]	British Virgin Islands		British Virgin Islands
Date of incorporation	[6]	Oct. 09, 2007		Oct. 09, 2007

[1]	Management company
[2]	Subsidiaries wholly owned
[3]	Chartering services company
[4]	Vessel owning subsidiaries owned by Maritime Capital Shipping Limited (or "MCS")
[5]	Vessel owning subsidiaries owned by MCS
[6]	Dormant company